PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2026 USD ($)	Feb. 28, 2026 JPY (¥)	Feb. 28, 2025 JPY (¥)
Property, Plant, and Equipment [Line Items]
Sub total	$ 22,348	¥ 3,487,370	¥ 3,334,823
Less: accumulated depreciation	(10,495)	(1,637,771)	(1,456,351)
Total	11,853	1,849,599	1,878,472
Land [Member]
Property, Plant, and Equipment [Line Items]
Sub total	1,894	295,496	295,496
Building [Member]
Property, Plant, and Equipment [Line Items]
Sub total	3,976	620,453	616,595
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Sub total	8,673	1,353,483	1,371,345
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Sub total	309	48,211	52,520
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Sub total	$ 7,496	¥ 1,169,727	¥ 998,867